Average Annual Total Returns - The Hartford Balanced Income Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		45% Russell 1000 Value Index/ 44% Bloomberg Barclays Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index 1 Year
45% Russell 1000 Value Index/ 44% Bloomberg Barclays Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index
5 Years

45% Russell 1000 Value Index/ 44% Bloomberg Barclays Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index
10 Years
																																											Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Corporate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Corporate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Corporate Index (reflects no deduction for fees, expenses or taxes) 10 Years	JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) 5 Years	JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.60%	7.30%	7.65%	0.72%	5.94%	6.42%	1.17%	5.32%	5.78%	5.73%	7.73%	7.46%	7.72%	8.79%	8.53%	7.15%	8.16%	7.92%	7.41%	8.47%	8.24%	7.71%	8.77%	8.53%	7.85%	[1]	8.89%	[1]	8.66%	[1]	7.74%	8.83%	8.64%	7.87%	[1]	8.87%	[1]	8.57%	[1]	6.92%	8.43%	8.10%	2.80%	9.74%	10.50%	9.89%	6.74%	5.63%	7.05%	6.26%	5.64%	7.05%	8.57%	6.79%

[1]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.